Commitments and Contingencies	6 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Lease Obligations—Refer to Note 7 for commitments related to our operating leases.
Legal Contingencies and Obligations—From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business. The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.
COMMITMENTS AND CONTINGENCIESLease Obligations—The Company leases office facilities in the United States in San Francisco, California; San Diego, California; Centennial, Colorado; Jacksonville, Florida; Overland Park, Kansas; Wilmington, North Carolina; and Des Moines, Iowa under noncancelable operating leases that expire at various dates through July 2029.
As of June 30, 2020, future annual minimum lease obligations under noncancelable operating leases are as follows (in thousands):

2021	$8,781
2022	8,497
2023	7,991
2024	8,353
2025	8,306
Thereafter	21,262
Total minimum lease payments	$63,190
The Company has entered into noncancelable agreements to sublease portions of its office facilities to unrelated third parties. Sublease rental income is recorded as a reduction of rent expense in the accompanying consolidated statements of comprehensive income. Sublease rental income totaled $0.3 million, $0.4 million, and $0.2 million for the years ended June 30, 2020, 2019, and 2018, respectively. Future minimum lease payments for operating leases have not been reduced by the future minimum sublease income in the schedule above.
The Company recognizes rent expense on a straight-line basis over the lease period and has accrued for rent expense incurred but not paid. Rent expense for operating leases, net of sublease income, lease incentives, and rent recorded as restructuring expenses was $7.0 million, $4.4 million, and $3.7 million for the years ended June 30, 2020, 2019, and 2018, respectively, recorded in general and administrative operating costs and expenses in the consolidated statements of comprehensive income.
Legal Contingencies and Obligations—From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business. The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.